CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		$ 53,964	$ 51,398
Investment in marketable securities		358	1,897
Accounts receivable (net of allowance for doubtful accounts)		45,090	54,261
Other current assets (Note 2)		49,201	52,983
Inventories (Note 4)		25,537	28,367
Total current assets		174,150	188,906
Long-term investments and other assets
Investments in affiliated companies (Note 5A)		1,666	4,872
Investments in other companies (Note 5B)		3,260	2,772
Other non-current assets (Note 6)		3,365	3,222
Deferred income taxes (Note 17)		10,385	12,127
Funds in respect of employee rights upon retirement		11,476	9,497
Total non-current assets		30,152	32,490
Property and equipment, net (Note 7)		48,866	50,460
Operating lease right of use assets, net (Note 8)		12,626
Intangible assets, net (Note 9)		23,355	39,040
Goodwill (Note 10)	[1]	50,086	62,896
Total assets		339,235	373,792
Current liabilities
Credit from banking institutions (Note 11)		18,110	10,559
Accounts payable		22,656	23,987
Deferred revenues		29,146	37,671
Other current liabilities (Note 12)		31,153	32,475
Total current liabilities		101,065	104,692
Long-term liabilities
Deferred income taxes (Note 17)		2,867	6,458
Loan from bank institution (Note 11)		49,803	62,622
Liability for employee rights upon retirement		17,000	14,801
Deferred revenues		9,763	8,221
Operating lease liabilities, non-current		10,839
Other non-current liabilities		241	526
Obligation to purchase non-controlling interests (Notes 1Y,3)		11,743	16,272
Total non-current liabilities		102,256	108,900
Contingent liabilities (Note 13)
Stockholders' equity (Note 14)
Share capital - ordinary shares of NIS 0.3333 par value: Authorized - December 31, 2019 and 2018 - 60,000,000 shares Issued and outstanding - December 31, 2019 and 2018 - 23,475,431 shares		1,983	1,983
Additional paid- in capital		78,680	78,680
Accumulated other comprehensive income		(25,865)	(20,604)
Retained earnings		116,479	129,580
Purchase price adjustment to be settled in shares (Note 3)			(10,800)
Treasury stock at cost - December 31, 2019 and 2018 - 2,662,125 and 2,434,297 shares, respectively.		(41,947)	(25,146)
Stockholders' equity		129,330	153,693
Non-controlling interests		6,584	6,507
Total equity		135,914	160,200
Total liabilities and equity		$ 339,235	$ 373,792

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2019, and 2018 was US$ 19.4 million and US$ 7.1million, respectively.